                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment: [ ]; Amendment Number: ____
This Amendment (Check only one): [ ] is a restatement
                                 [ ] adds new holding entries.

Institutional Manager Filing this Report:

Name:    White Elm Capital, LLC
Address: 537 Steamboat Road, Suite 300
         Greenwich, Connecticut 06830

13F File Number: 028-13294

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Matthew Iorio
Title: Managing Member
Phone: 203-742-6000

Signature, Place and Date of Signing:


/s/ Matthew Iorio                    Greenwich, Connecticut    November 16, 2009
----------------------------------   ----------------------   ------------------
[Signature]                               [City, State]             [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               1
Form 13F Information Table Entry Total:         37
Form 13F Information Table Value Total:   $227,402
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number                 Name
---   --------------------   --------------------------------
 1    028-13295              White Elm Capital Partners, L.P.

                                                       MARKET
                                                       VALUE   SHARE                                       VOTING AUTHORITY
                                                       (USD)   / PRN  SHARE PUT /  INVESTMENT     OTHER  -------------------
NAME OF ISSUER               TITLE OF CLASS   CUSIP   (X1000)  AMOUNT / PRN CALL   DISCRETION   MANAGERS   SOLE  SHARED NONE
--------------               -------------- --------- ------- ------- ----- ---- -------------- -------- ------- ------ ----
AMERICAN EXPRESS CO          COM            025816109   10933  322500 SH         Shared-Defined        1  322500
AMERICAN PUBLIC EDUCATION IN COM            02913V103    6008  173000 SH         Shared-Defined        1  173000
APPLE INC                    COM            037833100   16329   88100 SH         Shared-Defined        1   88100
ATWOOD OCEANICS INC          COM            050095108   11353  321900 SH         Shared-Defined        1  321900
BRINKS HOME SEC HLDGS INC    COM            109699108    4291  139360 SH         Shared-Defined        1  139360
CNINSURE INC                 SPONSORED ADR  18976M103   18477  804765 SH         Shared-Defined        1  804765
COLLECTIVE BRANDS INC        COM            19421W100    8771  506088 SH         Shared-Defined        1  506088
CROWN CASTLE INTL CORP       COM            228227104   13610  434000 SH         Shared-Defined        1  434000
DENBURY RES INC              COM NEW        247916208    5025  332100 SH         Shared-Defined        1  332100
DOLBY LABORATORIES INC       COM            25659T107    1890   49500 SH         Shared-Defined        1   49500
E TRADE FINANCIAL CORP       COM            269246104    1895 1083100 SH         Shared-Defined        1 1083100
EASTMAN KODAK CO             COM            277461109     832  174000 SH    PUT  Shared-Defined        1  174000
FASTENAL CO                  COM            311900104    1819   47000 SH         Shared-Defined        1   47000
FIFTH THIRD BANCORP          COM            316773100    8082  797814 SH         Shared-Defined        1  797814
GARMIN LTD                   ORD            G37260109    2378   63000 SH    PUT  Shared-Defined        1   63000
GOLDMAN SACHS GROUP INC      COM            38141G104    7761   42100 SH         Shared-Defined        1   42100
GOOGLE INC                   CL A           38259P508    3967    8000 SH         Shared-Defined        1    8000
GREEN MTN COFFEE ROASTERS IN COM            393122106    1189   16100 SH         Shared-Defined        1   16100
HARLEY DAVIDSON INC          COM            412822108    3593  156200 SH    PUT  Shared-Defined        1  156200
JPMORGAN CHASE & CO          COM            46625H100   11713  267300 SH         Shared-Defined        1  267300
LONGTOP FINL TECHNOLOGIES LT ADR            54318P108    2001   70300 SH         Shared-Defined        1   70300
MARTIN MARIETTA MATLS INC    COM            573284106    2836   30800 SH         Shared-Defined        1   30800
MASTERCARD INC               CL A           57636Q104    8167   40400 SH         Shared-Defined        1   40400
MONSANTO CO NEW              COM            61166W101    4760   61500 SH         Shared-Defined        1   61500
NATIONAL OILWELL VARCO INC   COM            637071101    6038  140000 SH         Shared-Defined        1  140000
PINNACLE ENTMT INC           COM            723456109    5048  495400 SH         Shared-Defined        1  495400
PITNEY BOWES INC             COM            724479100    1938   78000 SH    PUT  Shared-Defined        1   78000
PRICELINE COM INC            COM NEW        741503403    4046   24400 SH         Shared-Defined        1   24400
RENAISSANCERE HOLDINGS LTD   COM            G7496G103    3762   68700 SH         Shared-Defined        1   68700
SBA COMMUNICATIONS CORP      COM            78388J106    5728  211900 SH         Shared-Defined        1  211900
SEI INVESTMENTS CO           COM            784117103    3969  201700 SH         Shared-Defined        1  201700
SOLERA HOLDINGS INC          COM            83421A104   11645  374332 SH         Shared-Defined        1  374332
TRANSDIGM GROUP INC          COM            893641100    7292  146400 SH         Shared-Defined        1  146400
UMPQUA HLDGS CORP            COM            904214103    4011  378378 SH         Shared-Defined        1  378378
VISA INC                     COM CL A       92826C839    9427  136400 SH         Shared-Defined        1  136400
VISTAPRINT N V               SHS            N93540107    6643  130900 SH         Shared-Defined        1  130900
XL CAP LTD                   CL A           G98255105     175   10000 SH         Shared-Defined        1   10000